Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 2,441	¥ 2,202
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	343	325
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	2,032	1,791
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 66	¥ 86